SCHEDULE OF INVESTMENTS

Delaware Ivy International Core Equity Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Materials – 1.4%
Newcrest Mining Ltd.	1,741	$31,000

Total Australia - 1.4%		$31,000

Brazil

Consumer Discretionary – 1.2%
MercadoLibre, Inc.(A)	19	25,919

Total Brazil - 1.2%		$25,919

Canada
Consumer Discretionary – 2.8%
Canada Goose Holdings, Inc.(A)	903	33,454
Dollarama, Inc.	564	28,220
		61,674

Energy – 1.6%
Suncor Energy, Inc.	1,395	34,898

Industrials – 1.4%
Canadian Pacific Railway Ltd.	443	31,864

Materials – 1.2%
Teck Cominco Ltd.	931	26,814

Total Canada - 7.0%		$155,250

China
Consumer Discretionary – 2.0%
JD.com, Inc. ADR(A)	310	21,714
Li Ning Co. Ltd.	2,063	22,576
		44,290

Financials – 0.5%
China International Capital Corp. Ltd., H Shares	4,108	11,328

Total China - 2.5%		$55,618

Denmark
Health Care – 1.3%
Genmab A.S.(A)	73	29,182

Industrials – 1.5%
A.P. Moller - Maersk A/S	6	21,398
A.P. Moller - Maersk A/S, Class A	3	11,137
		32,535

Total Denmark - 2.8%		$61,717

France
Consumer Discretionary – 1.4%
Compagnie Generale des Etablissements Michelin, Class B	185	30,430

Consumer Staples – 0.4%
Carrefour S.A.	547	10,028

Energy – 1.8%
TotalEnergies SE(B)	771	39,159

Financials – 1.4%
BNP Paribas S.A.	459	31,754

Industrials – 6.6%
Airbus SE	372	47,618
Compagnie de Saint-Gobain	372	26,211
Schneider Electric S.A.	210	41,155

Vinci	294	31,142
		146,126

Information Technology – 1.6%
Cap Gemini S.A.	148	36,196

Utilities – 1.2%
ENGIE S.A.	1,780	26,370

Total France - 14.4%		$320,063

Germany
Consumer Discretionary – 2.9%
Continental AG	294	31,142
HelloFresh SE(A)	444	34,136
		65,278

Consumer Staples – 1.5%
Beiersdorf Aktiengesellschaft	315	32,391

Financials – 1.1%
Deutsche Boerse AG	151	25,333

Health Care – 4.1%
Bayer AG	448	23,992
Merck KGaA	253	65,454
		89,446

Industrials – 1.6%
Siemens AG	197	34,238

Information Technology – 1.3%
SAP AG	202	28,723

Materials – 1.3%
HeidelbergCement AG	407	27,607

Utilities – 1.2%
RWE Aktiengesellschaft	650	26,430

Total Germany - 15.0%		$329,446

Hong Kong
Financials – 1.4%
AIA Group Ltd.	3,059	30,834

Total Hong Kong - 1.4%		$30,834

India

Energy – 1.0%
Reliance Industries Ltd.	716	22,804

Total India - 1.0%		$22,804

Japan
Consumer Discretionary – 3.8%
Honda Motor Co. Ltd.	982	27,950
Sekisui House Ltd.	1,286	27,667
Subaru Corp.	1,656	29,597
		85,214

Consumer Staples – 1.5%
Seven & i Holdings Co. Ltd.	754	33,149

Energy – 1.4%
Inpex Corp.(B)	3,471	30,185

Financials – 2.7%
ORIX Corp.	1,474	30,071
Tokio Marine Holdings, Inc.	518	28,859
		58,930

Health Care – 1.2%
Terumo Corp.	598	25,248

Industrials – 1.4%
SMC Corp.	48	32,150

Information Technology – 1.2%
Shimadzu Corp.	641	27,075

Total Japan - 13.2%		$291,951

Mexico
Consumer Staples – 1.3%
Fomento Economico Mexicano S.A.B. de C.V.	379	29,464

Materials – 1.2%
Fresnillo plc	2,276	27,499

Total Mexico - 2.5%		$56,963

Netherlands
Consumer Discretionary – 2.5%
Prosus N.V.	377	31,557
Stellantis N.V.	1,291	24,511
		56,068

Energy – 1.2%
Royal Dutch Shell plc, Class A	1,214	26,686

Financials – 1.1%
ING Groep N.V., Certicaaten Van Aandelen	1,645	22,934

Industrials – 1.0%
Randstad Holding N.V.	338	23,087

Total Netherlands - 5.8%		$128,775

Norway
Financials – 1.5%
DNB ASA	1,418	32,425

Total Norway - 1.5%		$32,425

South Africa
Materials – 1.2%
Mondi plc	1,029	25,437

Total South Africa - 1.2%		$25,437

South Korea
Industrials – 0.9%
LG Corp.(A)	295	20,083

Information Technology – 2.8%
Samsung Electronics Co. Ltd.	936	61,468

Total South Korea - 3.7%		$81,551

Spain
Financials – 1.1%
Banco Bilbao Vizcaya Argentaria S.A.	4,233	25,109

Total Spain - 1.1%		$25,109

Sweden
Consumer Staples – 0.3%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	203	6,625

Industrials – 1.1%
Epiroc AB, Class A	699	17,685
Epiroc AB, Class B	322	6,801
		24,486

Total Sweden - 1.4%		$31,111

Switzerland

Health Care – 1.8%
Roche Holdings AG, Genusscheine	94	39,173

Industrials – 1.4%
Ferguson plc	171	30,248

Total Switzerland - 3.2%		$69,421

United Kingdom
Communication Services – 2.9%
BT Group plc	12,283	28,190
WPP Group plc	2,388	36,192
		64,382

Consumer Discretionary – 1.3%
Persimmon plc	717	27,720

Consumer Staples – 2.7%
Tesco plc	8,828	34,642
Unilever plc	463	24,727
		59,369

Energy – 1.8%
Technip-Coflexip(A)	3,213	32,506
TechnipFMC plc(A)	1,396	8,264
		40,770

Financials – 3.9%
HSBC Holdings plc	5,044	30,630
Legal & General Group plc	6,939	27,940
Prudential plc	1,595	27,507
		86,077

Health Care – 4.2%
AstraZeneca plc	118	13,917
AstraZeneca plc ADR	388	22,583
GlaxoSmithKline plc	2,437	52,998
GlaxoSmithKline plc ADR(B)	129	5,711
		95,209

Total United Kingdom - 16.8%		$373,527

TOTAL COMMON STOCKS – 97.1%		$2,148,921
(Cost: $1,716,275)

PREFERRED STOCKS

Germany
Consumer Discretionary – 1.1%
Volkswagen AG, 2.260%	116	23,437

Total Germany - 1.1%		$23,437

TOTAL PREFERRED STOCKS – 1.1%		$23,437
(Cost: $18,185)

SHORT-TERM SECURITIES

Money Market Funds(C) – 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	5,396	5,396
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(D)	2,966	2,966
		8,362

TOTAL SHORT-TERM SECURITIES – 0.4%		$8,362
(Cost: $8,362)

TOTAL INVESTMENT SECURITIES – 98.6%		$2,180,720
(Cost: $1,742,822)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		31,654

NET ASSETS – 100.0%		$2,212,374

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $70,330 are on loan.
(C)	Rate shown is the annualized 7-day yield at December 31, 2021.
(D)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$64,382	$—	$—
Consumer Discretionary	246,101	150,492	—
Consumer Staples	98,861	72,165	—
Energy	164,317	30,185	—
Financials	182,927	141,797	—
Health Care	95,209	183,049	—
Industrials	231,325	143,492	—
Information Technology	36,196	117,266	—
Materials	110,750	27,607	—
Utilities	26,370	26,430	—
Total Common Stocks	$1,256,438	$892,483	$—
Preferred Stocks	—	23,437	—
Short-Term Securities	8,362	—	—
Total	$1,264,800	$915,920	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,742,822

Gross unrealized appreciation	496,672
Gross unrealized depreciation	(58,774)

Net unrealized appreciation	$437,898